Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 3,056	¥ 4,564	¥ 4,054
Total interest and penalties in the consolidated statements of income	(398)	(1,655)	694
Total cash settlements, foreign exchange translation and other	(46)	147	(184)
Balance at end of fiscal year	¥ 2,612	¥ 3,056	¥ 4,564